NATURE AND CONTINUANCE OF OPERATIONS	12 Months Ended
Dec. 31, 2021
Nature And Continuance Of Operations
NATURE AND CONTINUANCE OF OPERATIONS

1. NATURE AND CONTINUANCE OF OPERATIONS

Draganfly Inc. (the “Company”) was incorporated on June 1, 2018 under the Business Corporations Act (British Columbia). The Company’s shares trade on the Canadian Securities Exchange (the “CSE”),” on the Nasdaq Capital Market (the “Nasdaq”) under the symbol “DPRO” and on the Frankfurt Stock Exchange under the symbol “3U8”. The Company’s head office is located at 2108 St. George Avenue, Saskatoon, SK, S7M 0K7 and its registered office is located at 2800 – 666 Burrard Street, Vancouver, BC, V6C 2Z7.

COVID-19

The outbreak of the coronavirus, also known as “COVID-19,” spread across the globe and is impacting worldwide economic activity. Government authorities have implemented emergency measures to mitigate the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods, and social distancing, have caused material disruption to business globally. Governments and central banks reacted with significant monetary and fiscal interventions designed to stabilize economic conditions.

The Company will continue to monitor the impact of the COVID-19 pandemic, the duration and impact of which is unknown at this time which may include further disruptions to global supply chains and the manufacturing and delivery of parts that the Company relies on for its products. Although it is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Company and its operations in future periods, such impacts are not expected to be significant going forward. Aside from the acquisition of Dronelogics and being opportunistic on other partnerships or acquisitions, the Company has expanded its products and services offered to include health and telehealth applications relating to COVID-19, as a way to mitigate the effects of COVID-19.

Share consolidation

During the year ended December 31, 2021 in conjunction with its Regulation A financing, the Company underwent a share consolidation at a 5-1 ratio. All reference to share, per share amounts, warrants, RSU’s and stock options in these financial statements have been retroactively restated to reflect the consolidation.